ACCRUED AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Sales tax payable	$ 10,849	$ 4,666
Accrued interest payable	52,406	4,363
Payroll tax liabilities	92,413	125,476
Total accrued liabilities	$ 155,668	$ 134,505